FILED VIA EDGAR

March 2, 2021

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:       Humankind Benefit Corporation (the “Company”)

File Nos. 333-248060 and 811- 23602

Ladies and Gentlemen:

This letter is being transmitted by the Company, on behalf of its series, Humankind US Stock ETF (the “Fund”), pursuant to Rule 497(e) under the Securities Act of 1933, as amended.

Pursuant to Rule 497(e), the Company hereby submits exhibits containing interactive data format risk/summary information based on the information contained in the supplement to the Fund’s Prospectus and Statement of Additional Information, as filed February 19, 2021 (SEC Accession No. 0001580642-21-000749).

If you have any questions concerning this filing, please contact me at (513) 346 - 4152.

Very truly yours,

/s/ Paul F. Leone

Paul F. Leone

Secretary

cc:        James Katz

Todd Zerega

Mark Parise

Erik Dolan